Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2022 and 2021

Midland National Life Insurance Company
Separate Account A
Index

Page(s)
Report of Independent Registered Public Accounting Firm    1-4
Financial Statements
Statements of Net Assets    5–6
Statements of Operations    7–8
Statements of Changes in Net Assets    9–12
Notes to Financial Statements    13–31
The accompanying notes are an integral part of these financial statements
2

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account A indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products Fund I - Government Money Market Portfolio (1)	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (1)
Fidelity Variable Insurance Products Fund I - High Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)
Fidelity Variable Insurance Products Fund I - Equity-Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Growth Portfolio (1)	Alger Fund - Large Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Overseas Portfolio (1)	Alger Fund - Mid Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Mid Cap Portfolio (1)	Alger Fund - Capital Appreciation Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom Income Portfolio (1)	Alger Fund - Small Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2010 Portfolio (1)	Invesco Variable Insurance Funds - Diversified Dividend Fund (1)

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309 T: (515) 246 3800, www.pwc.com/us

Fidelity Variable Insurance Products Fund I - Freedom 2015 Portfolio (1)	Invesco Variable Insurance Funds - Health Care Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2020 Portfolio (1)	Invesco Variable Insurance Funds - International Equity Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2025 Portfolio (1)	VanEck Worldwide Insurance Trust - Global Resources Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products Fund II - Asset Manager: Growth Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products Fund III - Balanced Portfolio (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products Fund III - Growth & Income Portfolio (1)	Profunds VP - Japan (1)
Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (1)	Profunds VP - Oil & Gas (1)

The accompanying notes are an integral part of these financial statements

American Century Variable Portfolios, Inc. - Balanced Fund (1)	Profunds VP - Small-Cap Value (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Profunds VP - Ultra Mid-Cap (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Vanguard Variable Insurance Funds - Balanced (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	Vanguard Variable Insurance Funds - Total Bond Market Index (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	Vanguard Variable Insurance Funds - High Yield Bond (1)
MFS Variable Insurance Trust - Growth Series (1)	Vanguard Variable Insurance Funds - International (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Vanguard Variable Insurance Funds - Mid-Cap Index (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Vanguard Variable Insurance Funds - Real Estate Index (1)
MFS Variable Insurance Trust - Research Series (1)	Vanguard Variable Insurance Funds - Small Company Growth (1)
MFS Variable Insurance Trust - Total Return Series (1)	Vanguard Variable Insurance Funds - Short Term Investment Grade (1)
MFS Variable Insurance Trust - Utilities Series (1)	Vanguard Variable Insurance Funds - Total Stock Market Index (1)

(1) Statements of operations for the year ended December 31, 2022, and statements of changes in net assets for the years ended December 31, 2022, and 2021.

The accompanying notes are an integral part of these financial statements

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
Des Moines, IA
April 14, 2023

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account A since 1987.

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	12,858,238	$12,858,238	$12,858,238
High Income Portfolio	1,092,299	5,723,544	4,817,040
Equity-Income Portfolio	989,352	22,637,500	23,309,133
Growth Portfolio	799,894	58,740,511	57,200,413
Overseas Portfolio	445,146	10,713,322	9,659,674
Mid Cap Portfolio	735,547	25,435,257	24,067,114
Freedom Income Portfolio	9,668	106,114	102,572
Freedom 2010 Portfolio	905	12,693	10,457
Freedom 2015 Portfolio	33,008	432,190	361,441
Freedom 2020 Portfolio	32,986	448,708	381,316
Freedom 2025 Portfolio	20,960	319,722	287,785
Freedom 2030 Portfolio	65,714	1,081,973	901,599
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	261,182	4,100,086	3,740,131
Investment Grade Bond Portfolio	804,554	10,741,594	8,689,179
Index 500 Portfolio	201,311	46,864,077	75,447,163
Contrafund Portfolio	1,640,838	59,621,254	62,154,926
Asset Manager: Growth Portfolio	153,593	2,850,011	2,875,257
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	326,838	6,291,020	6,334,121
Growth & Income Portfolio	477,760	9,809,044	11,475,789
Growth Opportunities Portfolio	413,806	20,034,475	16,978,467
American Century Variable
Portfolios, Inc.
Balanced Fund	345,049	2,584,177	2,311,826
Capital Appreciation Fund	728,655	10,535,909	8,598,132
International Fund	1,206,776	13,144,840	11,500,573
Value Fund	2,210,376	25,847,609	27,519,186
Disciplined Core Value Fund	372,149	3,258,158	2,668,312
MFS Variable Insurance Trust
Growth Series	425,379	24,237,604	20,426,688
Investors Trust Series	53,952	1,636,817	1,741,017
New Discovery Series	754,774	13,381,541	8,536,497
Research Series	186,423	5,847,391	5,171,367
Total Return Series	20,951	516,827	471,195
Utilities Series	144,728	4,832,069	5,256,522
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	356,837	12,577,111	11,704,244
Mid-Cap Stock Portfolio	545,206	13,152,312	12,583,361
Dividend Growth Portfolio	73,435	1,332,556	1,091,250
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Alger Fund
Large Cap Growth Portfolio	277,119	19,843,765	13,038,441
Mid Cap Growth Portfolio	541,767	13,324,095	7,411,372
Capital Appreciation Portfolio	285,412	24,037,468	15,597,775
Small Cap Growth Portfolio	466,424	10,611,145	6,618,550
Invesco Variable Insurance Funds
Diversified Dividend Fund	73,966	2,141,500	1,848,401
Health Care Fund	79,861	2,230,326	2,008,499
International Equity Fund	201,869	7,372,061	5,842,085
VanEck Worldwide Insurance Trust
Global Resources Fund	371,285	8,212,611	10,540,772
PIMCO Variable Insurance Trust
Total Return Portfolio	2,337,505	25,292,691	20,990,791
Low Duration Portfolio	140,845	1,448,754	1,335,215
High Yield Portfolio	284,106	2,212,532	1,923,399
Real Return Portfolio	287,952	3,651,590	3,311,453
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	444,983	5,414,335	4,627,819
Large Cap Value Fund	579,615	5,257,030	4,833,989
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	155,010	2,822,440	2,356,155
Profunds VP
Japan	2,927	158,238	141,913
Oil & Gas	88,485	3,451,819	3,919,011
Small-Cap Value	31,738	1,382,696	1,264,127
Ultra Mid-Cap	78,318	3,012,487	2,246,173
Vanguard Variable Insurance Funds
Balanced	141,833	3,268,181	3,080,618
Total Bond Market Index	87,374	1,056,404	901,700
High Yield Bond	101,413	784,261	704,817
International	750,353	20,355,909	16,897,950
Mid-Cap Index	504,664	11,408,503	10,789,707
Real Estate Index	259,017	3,331,143	2,986,466
Small Company Growth	541,555	10,642,363	8,004,179
Short Term Investment Grade	51,964	551,616	515,480
Total Stock Market Index	103,154	4,425,451	4,363,412
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2022

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$174,204	$—	$174,204	$21,093	$153,111	$—	$—	$—	$153,111
High Income Portfolio	258,927	—	258,927	20,306	238,621	(131,916)	(764,896)	(896,812)	(658,191)
Equity-Income Portfolio	456,409	801,531	1,257,940	128,280	1,129,660	465,828	(3,075,998)	(2,610,170)	(1,480,510)
Growth Portfolio	398,388	4,801,128	5,199,516	357,035	4,842,481	2,354,197	(26,936,671)	(24,582,474)	(19,739,993)
Overseas Portfolio	109,154	95,073	204,227	34,488	169,739	265,993	(3,733,536)	(3,467,543)	(3,297,804)
Mid Cap Portfolio	125,065	1,650,320	1,775,385	52,675	1,722,710	118,026	(6,283,749)	(6,165,723)	(4,443,013)
Freedom Income Portfolio	2,755	4,518	7,273	136	7,137	(21,554)	(3,793)	(25,347)	(18,210)
Freedom 2010 Portfolio	468	2,202	2,670	79	2,591	(3,285)	(3,313)	(6,598)	(4,007)
Freedom 2015 Portfolio	8,444	39,982	48,426	329	48,097	(7,407)	(107,167)	(114,574)	(66,477)
Freedom 2020 Portfolio	8,386	40,067	48,453	458	47,995	(285)	(119,465)	(119,750)	(71,755)
Freedom 2025 Portfolio	12,353	70,972	83,325	1,321	82,004	(82,442)	(124,464)	(206,906)	(124,902)
Freedom 2030 Portfolio	27,580	159,423	187,003	2,498	184,505	(98,643)	(373,470)	(472,113)	(287,608)
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	82,588	277,904	360,492	27,918	332,574	11,846	(1,072,678)	(1,060,832)	(728,258)
Investment Grade Bond Portfolio	209,561	505,670	715,231	22,348	692,883	(143,640)	(1,938,966)	(2,082,606)	(1,389,723)
Index 500 Portfolio	1,197,438	641,440	1,838,878	268,382	1,570,496	3,499,963	(22,851,343)	(19,351,380)	(17,780,884)
Contrafund Portfolio	353,427	3,340,842	3,694,269	251,980	3,442,289	1,797,480	(28,585,394)	(26,787,914)	(23,345,625)
Asset Manager: Growth Portfolio	56,265	201,460	257,725	17,615	240,110	62,460	(936,046)	(873,586)	(633,476)
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	87,331	404,959	492,290	17,200	475,090	118,478	(2,025,381)	(1,906,903)	(1,431,813)
Growth & Income Portfolio	194,526	234,081	428,607	40,768	387,839	450,140	(1,555,811)	(1,105,671)	(717,832)
Growth Opportunities Portfolio	—	4,072,183	4,072,183	83,858	3,988,325	892,004	(15,844,530)	(14,952,526)	(10,964,201)
American Century Variable
Portfolios, Inc.
Balanced Fund	30,038	389,708	419,746	6,209	413,537	7,437	(928,313)	(920,876)	(507,339)
Capital Appreciation Fund	—	1,344,682	1,344,682	23,025	1,321,657	(205,823)	(4,675,904)	(4,881,727)	(3,560,070)
International Fund	170,410	1,793,695	1,964,105	29,604	1,934,501	47,944	(5,700,821)	(5,652,877)	(3,718,376)
Value Fund	610,979	2,409,590	3,020,569	55,241	2,965,328	1,697,282	(4,889,346)	(3,192,064)	(226,736)
Disciplined Core Value Fund	49,847	688,500	738,347	10,546	727,801	95	(1,135,511)	(1,135,416)	(407,615)
MFS Variable Insurance Trust
Growth Series	—	2,661,993	2,661,993	66,240	2,595,753	630,573	(13,052,677)	(12,422,104)	(9,826,351)
Investors Trust Series	12,670	242,868	255,538	6,302	249,236	52,438	(673,279)	(620,841)	(371,605)
New Discovery Series	—	2,807,958	2,807,958	24,322	2,783,636	(127,559)	(6,362,106)	(6,489,665)	(3,706,029)
Research Series	27,035	705,608	732,643	17,692	714,951	106,208	(2,007,207)	(1,900,999)	(1,186,048)
Total Return Series	8,331	41,667	49,998	974	49,024	15,332	(131,243)	(115,911)	(66,887)
Utilities Series	125,272	198,560	323,832	7,380	316,452	153,010	(440,029)	(287,019)	29,433
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2022

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	157,690	959,703	1,117,393	32,018	1,085,375	40,906	(2,443,276)	(2,402,370)	(1,316,995)
Mid-Cap Stock Portfolio	106,296	809,986	916,282	29,708	886,574	120,888	(2,731,402)	(2,610,514)	(1,723,940)
Dividend Growth Portfolio	12,107	196,321	208,428	2,467	205,961	(124,916)	(353,532)	(478,448)	(272,487)
Alger Fund
Large Cap Growth Portfolio	—	727,475	727,475	27,540	699,935	(59,967)	(8,770,813)	(8,830,780)	(8,130,845)
Mid Cap Growth Portfolio	—	265,852	265,852	18,858	246,994	(667,540)	(4,100,827)	(4,768,367)	(4,521,373)
Capital Appreciation Portfolio	—	1,405,944	1,405,944	32,383	1,373,561	(207,160)	(10,441,932)	(10,649,092)	(9,275,531)
Small Cap Growth Portfolio	—	1,219,435	1,219,435	15,963	1,203,472	(96,071)	(5,282,064)	(5,378,135)	(4,174,663)
Invesco Variable Insurance Funds
Diversified Dividend Fund	34,972	229,433	264,405	4,061	260,344	(118,457)	(420,776)	(539,233)	(278,889)
Health Care Fund	—	276,679	276,679	2,897	273,782	11,476	(609,103)	(597,627)	(323,845)
International Equity Fund	104,722	667,995	772,717	6,633	766,084	(33,109)	(2,051,572)	(2,084,681)	(1,318,597)
VanEck Worldwide Insurance Trust
Global Resources Fund	184,516	—	184,516	13,661	170,855	799,873	(208,314)	591,559	762,414
PIMCO Variable Insurance Trust
Total Return Portfolio	579,495	—	579,495	30,605	548,890	(296,197)	(3,830,973)	(4,127,170)	(3,578,280)
Low Duration Portfolio	23,366	—	23,366	3,603	19,763	(7,645)	(101,784)	(109,429)	(89,666)
High Yield Portfolio	102,675	—	102,675	2,955	99,720	(64,939)	(266,283)	(331,222)	(231,502)
Real Return Portfolio	249,769	—	249,769	7,351	242,418	20,268	(733,621)	(713,353)	(470,935)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	15,535	52,089	67,624	7,329	60,295	(74,484)	(1,095,703)	(1,170,187)	(1,109,892)
Large Cap Value Fund	67,141	477,468	544,609	5,852	538,757	(38,748)	(881,921)	(920,669)	(381,912)
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	15,046	368,384	383,430	3,695	379,735	(126,328)	(600,843)	(727,171)	(347,436)
Profunds VP
Japan	—	7,483	7,483	86	7,397	(297)	(21,390)	(21,687)	(14,290)
Oil & Gas	39,195	—	39,195	3,651	35,544	710,828	335,960	1,046,788	1,082,332
Small-Cap Value	—	290,787	290,787	1,357	289,430	(178,470)	(291,441)	(469,911)	(180,481)
Ultra Mid-Cap	—	1,076,044	1,076,044	5,472	1,070,572	(201,405)	(1,914,568)	(2,115,973)	(1,045,401)
Vanguard Variable Insurance Funds
Balanced	53,675	268,869	322,544	5,721	316,823	18,225	(797,981)	(779,756)	(462,933)
Total Bond Market Index	20,889	7,412	28,301	1,402	26,899	(11,738)	(163,574)	(175,312)	(148,413)
High Yield Bond	37,631	—	37,631	548	37,083	(8,197)	(106,791)	(114,988)	(77,905)
International	217,954	3,231,064	3,449,018	19,642	3,429,376	36,378	(10,055,861)	(10,019,483)	(6,590,107)
Mid-Cap Index	131,610	1,248,522	1,380,132	11,444	1,368,688	82,069	(4,064,749)	(3,982,680)	(2,613,992)
Real Estate Index	67,063	151,476	218,539	5,158	213,381	42,665	(1,381,139)	(1,338,474)	(1,125,093)
Small Company Growth	22,300	2,391,298	2,413,598	10,393	2,403,205	(102,624)	(5,038,393)	(5,141,017)	(2,737,812)
Short Term Investment Grade	7,985	3,811	11,796	853	10,943	(3,428)	(37,799)	(41,227)	(30,284)
Total Stock Market Index	65,655	351,690	417,345	9,528	407,817	128,428	(1,669,360)	(1,540,932)	(1,133,115)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year	Fair
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)	Value
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$8,405,754	$153,111	$559,312	$396,144	$(740,038)	$(697,448)	$(40,353)	$(52,913)	$4,874,669	$4,299,373	$4,452,484	$12,858,238	12,858,238
High Income Portfolio	6,071,181	(658,191)	298,602	72,792	(361,738)	(97,986)	(14,211)	(18,030)	(475,379)	(595,950)	(1,254,141)	4,817,040	4,817,040
Equity-Income Portfolio	26,336,178	(1,480,510)	917,653	203,765	(1,194,212)	(512,013)	(249,769)	(57,690)	(654,269)	(1,546,535)	(3,027,045)	23,309,133	23,309,133
Growth Portfolio	80,737,029	(19,739,993)	1,447,660	621,355	(2,292,060)	(1,625,301)	(653,438)	(176,588)	(1,118,251)	(3,796,623)	(23,536,616)	57,200,413	57,200,413
Overseas Portfolio	13,779,578	(3,297,804)	503,306	160,447	(579,660)	(313,531)	(48,118)	(50,680)	(493,864)	(822,100)	(4,119,904)	9,659,674	9,659,674
Mid Cap Portfolio	29,945,021	(4,443,013)	771,756	199,728	(1,094,060)	(492,838)	(265,811)	(83,685)	(469,984)	(1,434,894)	(5,877,907)	24,067,114	24,067,114
Freedom Income Portfolio	141,056	(18,210)	13,709	239,059	(3,726)	—	—	—	(269,316)	(20,274)	(38,484)	102,572	102,572
Freedom 2010 Portfolio	39,245	(4,007)	3,076	—	(11)	—	—	—	(27,846)	(24,781)	(28,788)	10,457	10,457
Freedom 2015 Portfolio	459,090	(66,477)	7,145	—	(30,756)	—	—	—	(7,561)	(31,172)	(97,649)	361,441	361,441
Freedom 2020 Portfolio	455,455	(71,755)	4,994	391	(6,379)	—	—	—	(1,390)	(2,384)	(74,139)	381,316	381,316
Freedom 2025 Portfolio	1,263,234	(124,902)	19,106	1,424	(13,022)	—	(1,806)	(3,751)	(852,498)	(850,547)	(975,449)	287,785	287,785
Freedom 2030 Portfolio	2,768,106	(287,608)	48,730	3,579	(59,253)	(11,005)	—	(9,671)	(1,551,279)	(1,578,899)	(1,866,507)	901,599	901,599
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	4,805,391	(728,258)	212,388	57,994	(314,020)	(81,208)	(105,884)	(6,783)	(99,489)	(337,002)	(1,065,260)	3,740,131	3,740,131
Investment Grade Bond Portfolio	10,813,805	(1,389,723)	479,098	64,341	(723,348)	(195,204)	(77,965)	(31,939)	(249,886)	(734,903)	(2,124,626)	8,689,179	8,689,179
Index 500 Portfolio	97,504,480	(17,780,884)	2,621,791	671,608	(3,156,712)	(1,997,661)	(433,243)	(276,363)	(1,705,853)	(4,276,433)	(22,057,317)	75,447,163	75,447,163
Contrafund Portfolio	89,015,042	(23,345,625)	1,902,014	643,609	(2,496,803)	(1,589,076)	(449,130)	(218,084)	(1,307,021)	(3,514,491)	(26,860,116)	62,154,926	62,154,926
Asset Manager: Growth Portfolio	3,673,486	(633,476)	152,569	43,863	(239,423)	(60,888)	(17,353)	(14,962)	(28,559)	(164,753)	(798,229)	2,875,257	2,875,257
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	7,888,436	(1,431,813)	334,011	174,959	(357,102)	(96,666)	(66,200)	(30,679)	(80,825)	(122,502)	(1,554,315)	6,334,121	6,334,121
Growth & Income Portfolio	12,918,496	(717,832)	430,874	111,617	(598,654)	(119,310)	(64,264)	(91,688)	(393,450)	(724,875)	(1,442,707)	11,475,789	11,475,789
Growth Opportunities Portfolio	29,510,303	(10,964,201)	491,865	281,603	(636,700)	(484,019)	(160,887)	(163,240)	(896,257)	(1,567,635)	(12,531,836)	16,978,467	16,978,467
American Century Variable
Portfolios, Inc.
Balanced Fund	2,927,492	(507,339)	124,509	20,460	(167,222)	(28,393)	(964)	(14,109)	(42,608)	(108,327)	(615,666)	2,311,826	2,311,826
Capital Appreciation Fund	12,723,159	(3,560,070)	355,591	66,521	(394,294)	(241,009)	(277,502)	(87,129)	12,865	(564,957)	(4,125,027)	8,598,132	8,598,132
International Fund	15,030,782	(3,718,376)	634,947	160,488	(718,605)	(247,657)	(36,753)	(59,418)	455,165	188,167	(3,530,209)	11,500,573	11,500,573
Value Fund	31,213,232	(226,736)	1,066,488	383,524	(1,191,221)	(833,184)	(242,838)	(152,194)	(2,497,885)	(3,467,310)	(3,694,046)	27,519,186	27,519,186
Disciplined Core Value Fund	3,142,744	(407,615)	98,177	44,091	(116,354)	(50,098)	(398)	(1,925)	(40,310)	(66,817)	(474,432)	2,668,312	2,668,312
MFS Variable Insurance Trust
Growth Series	31,496,968	(9,826,351)	690,298	201,034	(792,197)	(740,505)	(138,639)	(140,096)	(323,824)	(1,243,929)	(11,070,280)	20,426,688	20,426,688
Investors Trust Series	2,244,893	(371,605)	70,736	25,667	(91,034)	(56,693)	(2,706)	(6,954)	(71,287)	(132,271)	(503,876)	1,741,017	1,741,017
New Discovery Series	12,455,302	(3,706,029)	309,352	109,731	(372,484)	(96,879)	(86,564)	(24,626)	(51,306)	(212,776)	(3,918,805)	8,536,497	8,536,497
Research Series	6,991,105	(1,186,048)	155,221	37,409	(228,941)	(478,477)	(34,736)	(16,018)	(68,148)	(633,690)	(1,819,738)	5,171,367	5,171,367
Total Return Series	734,197	(66,887)	37,182	843	(28,633)	(196,612)	—	(153)	(8,742)	(196,115)	(263,002)	471,195	471,195
Utilities Series	5,079,616	29,433	229,649	68,665	(216,926)	(149,234)	(52,111)	(24,478)	291,908	147,473	176,906	5,256,522	5,256,522
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	13,593,783	(1,316,995)	416,602	95,326	(614,512)	(190,821)	(42,623)	(41,880)	(194,636)	(572,544)	(1,889,539)	11,704,244	11,704,244
Mid-Cap Stock Portfolio	15,174,124	(1,723,940)	634,134	113,851	(687,889)	(308,878)	(79,650)	(50,174)	(488,217)	(866,823)	(2,590,763)	12,583,361	12,583,361
Dividend Growth Portfolio	3,326,462	(272,487)	43,559	5,256	(37,394)	(11,599)	—	—	(1,962,547)	(1,962,725)	(2,235,212)	1,091,250	1,091,250
Alger Fund
Large Cap Growth Portfolio	21,038,305	(8,130,845)	546,875	123,360	(602,336)	(221,837)	(100,831)	(76,956)	462,706	130,981	(7,999,864)	13,038,441	13,038,441
Mid Cap Growth Portfolio	13,052,006	(4,521,373)	386,573	111,859	(425,091)	(638,519)	(55,473)	(68,287)	(430,323)	(1,119,261)	(5,640,634)	7,411,372	7,411,372
Capital Appreciation Portfolio	25,903,632	(9,275,531)	674,772	198,631	(690,760)	(818,467)	(139,286)	(97,651)	(157,565)	(1,030,326)	(10,305,857)	15,597,775	15,597,775
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year	Fair
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)	Value
Small Cap Growth Portfolio	11,029,957	(4,174,663)	165,618	34,964	(307,193)	(68,602)	(14,252)	(38,393)	(8,886)	(236,744)	(4,411,407)	6,618,550	6,618,550
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,808,409	(278,889)	151,976	47,221	(130,056)	(40,886)	(2,543)	(7,810)	300,979	318,881	39,992	1,848,401	1,848,401
Health Care Fund	2,399,571	(323,845)	110,527	16,238	(105,385)	(43,762)	(11,155)	(12,770)	(20,920)	(67,227)	(391,072)	2,008,499	2,008,499
International Equity Fund	7,215,931	(1,318,597)	341,280	96,114	(275,844)	(190,075)	(72,034)	(68,702)	114,012	(55,249)	(1,373,846)	5,842,085	5,842,085
VanEck Worldwide Insurance Trust
Global Resources Fund	10,635,402	762,414	925,966	132,000	(797,763)	(330,159)	(41,407)	(37,390)	(708,291)	(857,044)	(94,630)	10,540,772	10,540,772
PIMCO Variable Insurance Trust
Total Return Portfolio	24,886,779	(3,578,280)	1,269,550	254,406	(1,185,296)	(590,651)	(151,006)	(120,255)	205,544	(317,708)	(3,895,988)	20,990,791	20,990,791
Low Duration Portfolio	1,546,433	(89,666)	14,764	1,927	(124,091)	—	—	—	(14,152)	(121,552)	(211,218)	1,335,215	1,335,215
High Yield Portfolio	2,555,114	(231,502)	85,164	12,860	(107,929)	(24,971)	(69)	(6,080)	(359,188)	(400,213)	(631,715)	1,923,399	1,923,399
Real Return Portfolio	4,051,736	(470,935)	110,092	10,177	(287,435)	(11,968)	(2,141)	(5,368)	(82,705)	(269,348)	(740,283)	3,311,453	3,311,453
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	6,006,725	(1,109,892)	224,441	41,879	(248,664)	(86,127)	(17,176)	(34,345)	(149,022)	(269,014)	(1,378,906)	4,627,819	4,627,819
Large Cap Value Fund	5,836,214	(381,912)	280,859	51,671	(260,944)	(118,176)	(24,983)	(36,894)	(511,846)	(620,313)	(1,002,225)	4,833,989	4,833,989
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	3,010,405	(347,436)	108,701	11,640	(140,337)	(60,918)	(26,503)	(6,527)	(192,870)	(306,814)	(654,250)	2,356,155	2,356,155
Profunds VP
Japan	139,218	(14,290)	21,698	467	(10,749)	—	—	(1,775)	7,344	16,985	2,695	141,913	141,913
Oil & Gas	1,835,074	1,082,332	196,417	40,096	(135,788)	(151,029)	(2,469)	(11,877)	1,066,255	1,001,605	2,083,937	3,919,011	3,919,011
Small-Cap Value	1,531,056	(180,481)	69,563	13,372	(48,734)	(42,909)	—	(21,374)	(56,366)	(86,448)	(266,929)	1,264,127	1,264,127
Ultra Mid-Cap	3,611,173	(1,045,401)	122,543	29,786	(93,344)	(105,301)	—	(19,646)	(253,637)	(319,599)	(1,365,000)	2,246,173	2,246,173
Vanguard Variable Insurance Funds
Balanced	3,284,992	(462,933)	90,374	15,944	(149,602)	(5,680)	(1,819)	(6,373)	315,715	258,559	(204,374)	3,080,618	3,080,618
Total Bond Market Index	1,147,809	(148,413)	44,740	7,516	(42,963)	(24,617)	(5,731)	(20,626)	(56,015)	(97,696)	(246,109)	901,700	901,700
High Yield Bond	821,462	(77,905)	57,782	5,775	(32,912)	(4,548)	(13,055)	(23,759)	(28,023)	(38,740)	(116,645)	704,817	704,817
International	21,669,824	(6,590,107)	732,787	189,892	(619,359)	(617,190)	(13,519)	(91,835)	2,237,457	1,818,233	(4,771,874)	16,897,950	16,897,950
Mid-Cap Index	14,048,130	(2,613,992)	496,654	127,756	(403,432)	(349,742)	(21,057)	(78,960)	(415,650)	(644,431)	(3,258,423)	10,789,707	10,789,707
Real Estate Index	4,473,457	(1,125,093)	162,508	9,734	(132,632)	(154,196)	(20,650)	(13,954)	(212,708)	(361,898)	(1,486,991)	2,986,466	2,986,466
Small Company Growth	10,869,677	(2,737,812)	393,353	59,111	(289,106)	(509,722)	(1,791)	(41,041)	261,510	(127,686)	(2,865,498)	8,004,179	8,004,179
Short Term Investment Grade	528,997	(30,284)	41,711	494	(25,011)	(1,507)	—	(11,155)	12,235	16,767	(13,517)	515,480	515,480
Total Stock Market Index	5,792,152	(1,133,115)	224,658	38,566	(132,921)	(78,722)	(1,760)	(31,289)	(314,157)	(295,625)	(1,428,740)	4,363,412	4,363,412
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$10,843,233	$(19,661)	$486,296	$813,196	$(577,221)	$(505,141)	$(30,013)	$(242,453)	$(2,362,482)	$(2,417,818)	$(2,437,479)	$8,405,754
High Income Portfolio	5,566,849	224,621	293,729	89,468	(330,991)	(186,869)	(50,112)	(9,450)	473,936	279,711	504,332	6,071,181
Equity-Income Portfolio	22,787,309	5,299,897	868,897	425,438	(1,162,649)	(1,039,009)	(232,686)	(106,596)	(504,423)	(1,751,028)	3,548,869	26,336,178
Growth Portfolio	70,483,362	15,368,365	1,581,210	836,302	(2,267,993)	(2,308,794)	(327,732)	(261,281)	(2,366,410)	(5,114,698)	10,253,667	80,737,029
Overseas Portfolio	14,340,929	2,187,435	539,065	279,548	(591,923)	(563,477)	(30,760)	(68,625)	(2,312,614)	(2,748,786)	(561,351)	13,779,578
Mid Cap Portfolio	25,328,580	6,251,986	850,756	273,232	(1,011,153)	(643,549)	(153,676)	(135,874)	(815,281)	(1,635,545)	4,616,441	29,945,021
Freedom Income Portfolio	133,352	4,390	32,490	203,700	(3,254)	(1,786)	—	—	(227,836)	3,314	7,704	141,056
Freedom 2010 Portfolio	199,159	4,773	11,759	—	(1,299)	—	—	—	(175,147)	(164,687)	(159,914)	39,245
Freedom 2015 Portfolio	343,588	29,777	7,476	65	(22,993)	—	—	—	101,177	85,725	115,502	459,090
Freedom 2020 Portfolio	457,078	43,377	6,448	509	(5,198)	—	—	—	(46,759)	(45,000)	(1,623)	455,455
Freedom 2025 Portfolio	487,299	64,708	25,160	6,405	(29,664)	(3,116)	—	(1,619)	714,061	711,227	775,935	1,263,234
Freedom 2030 Portfolio	1,327,051	188,477	59,460	10,248	(71,576)	(7,449)	—	—	1,261,895	1,252,578	1,441,055	2,768,106
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	4,758,472	421,472	216,063	151,976	(325,421)	(188,918)	(43,747)	(4,513)	(179,993)	(374,553)	46,919	4,805,391
Investment Grade Bond Portfolio	11,418,430	(176,394)	556,890	109,680	(775,536)	(281,788)	(548,081)	(34,712)	545,316	(428,231)	(604,625)	10,813,805
Index 500 Portfolio	80,704,463	22,181,121	2,680,849	983,834	(3,074,879)	(3,917,464)	(340,440)	(471,046)	(1,241,958)	(5,381,104)	16,800,017	97,504,480
Contrafund Portfolio	73,245,701	19,520,242	1,889,012	925,788	(2,364,398)	(2,489,430)	(528,686)	(399,720)	(783,467)	(3,750,901)	15,769,341	89,015,042
Asset Manager: Growth Portfolio	3,396,636	442,401	152,507	111,042	(234,086)	(98,659)	(3,643)	(8,672)	(84,040)	(165,551)	276,850	3,673,486
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	6,976,989	1,253,867	357,066	215,469	(361,198)	(148,429)	(117,460)	(25,782)	(262,086)	(342,420)	911,447	7,888,436
Growth & Income Portfolio	10,692,900	2,702,850	433,893	111,775	(556,539)	(287,437)	(45,787)	(74,798)	(58,361)	(477,254)	2,225,596	12,918,496
Growth Opportunities Portfolio	28,101,102	3,080,966	542,454	410,681	(657,747)	(763,861)	(99,816)	(161,255)	(942,221)	(1,671,765)	1,409,201	29,510,303
American Century Variable
Portfolios, Inc.
Balanced Fund	2,908,400	431,961	135,540	24,298	(172,814)	(125,279)	(7,336)	(930)	(266,348)	(412,869)	19,092	2,927,492
Capital Appreciation Fund	12,000,251	1,262,337	333,342	104,753	(392,574)	(312,174)	(207,524)	(39,674)	(25,578)	(539,429)	722,908	12,723,159
International Fund	14,527,099	1,216,182	669,709	234,612	(716,168)	(352,950)	(37,927)	(103,034)	(406,741)	(712,499)	503,683	15,030,782
Value Fund	26,633,952	6,500,188	1,055,764	343,081	(1,133,757)	(919,728)	(128,655)	(140,533)	(997,080)	(1,920,908)	4,579,280	31,213,232
Disciplined Core Value Fund	2,893,550	653,403	98,379	25,704	(106,571)	(64,139)	(32,652)	(14,567)	(310,363)	(404,209)	249,194	3,142,744
MFS Variable Insurance Trust
Growth Series	27,956,522	6,363,336	709,621	372,536	(812,453)	(1,676,449)	(104,691)	(358,902)	(952,552)	(2,822,890)	3,540,446	31,496,968
Investors Trust Series	2,120,018	535,545	68,009	32,238	(86,374)	(63,342)	(21,479)	(29,062)	(310,660)	(410,670)	124,875	2,244,893
New Discovery Series	13,620,209	272,220	328,733	110,186	(383,302)	(665,676)	(35,468)	(64,535)	(727,065)	(1,437,127)	(1,164,907)	12,455,302
Research Series	5,778,978	1,404,992	168,385	121,828	(227,997)	(162,777)	(25,406)	(18,653)	(48,245)	(192,865)	1,212,127	6,991,105
Total Return Series	565,673	86,059	31,513	1,603	(29,547)	(10,791)	—	(1)	89,688	82,465	168,524	734,197
Utilities Series	4,606,603	634,796	242,449	90,565	(212,238)	(182,037)	(7,427)	(29,446)	(63,649)	(161,783)	473,013	5,079,616
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	10,893,275	3,074,011	446,060	105,836	(553,054)	(175,837)	(134,196)	(70,926)	8,614	(373,503)	2,700,508	13,593,783
Mid-Cap Stock Portfolio	12,586,013	3,497,486	595,624	153,522	(653,849)	(461,515)	(61,087)	(70,733)	(411,337)	(909,375)	2,588,111	15,174,124
Dividend Growth Portfolio	1,035,964	307,607	53,304	6,463	(37,469)	(29,251)	(1,638)	(10,998)	2,002,480	1,982,891	2,290,498	3,326,462
Alger Fund
Large Cap Growth Portfolio	21,393,187	2,425,520	569,780	276,241	(619,799)	(1,105,134)	(34,807)	(100,783)	(1,765,900)	(2,780,402)	(354,882)	21,038,305
Mid Cap Growth Portfolio	14,136,402	559,513	389,862	142,504	(424,779)	(819,728)	(127,319)	(88,294)	(716,155)	(1,643,909)	(1,084,396)	13,052,006
Capital Appreciation Portfolio	22,785,396	4,223,775	713,134	171,715	(710,510)	(692,952)	(64,838)	(128,344)	(393,744)	(1,105,539)	3,118,236	25,903,632
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Small Cap Growth Portfolio	12,846,394	(689,754)	182,311	57,513	(275,549)	(239,092)	(84,203)	(172,402)	(595,261)	(1,126,683)	(1,816,437)	11,029,957
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,720,698	441,953	94,567	28,939	(96,292)	(67,714)	(7,522)	(3,943)	(302,277)	(354,242)	87,711	1,808,409
Health Care Fund	2,200,291	260,464	112,024	35,183	(108,217)	(83,553)	(20,355)	(25,191)	28,925	(61,184)	199,280	2,399,571
International Equity Fund	6,775,220	404,095	359,333	113,363	(293,442)	(147,208)	(19,670)	(32,578)	56,818	36,616	440,711	7,215,931
VanEck Worldwide Insurance Trust
Global Resources Fund	10,079,504	1,863,718	795,229	169,085	(720,484)	(404,063)	(59,725)	(66,601)	(1,021,261)	(1,307,820)	555,898	10,635,402
PIMCO Variable Insurance Trust
Total Return Portfolio	23,655,109	(329,819)	1,200,520	246,007	(1,207,278)	(916,061)	(269,863)	(80,919)	2,589,083	1,561,489	1,231,670	24,886,779
Low Duration Portfolio	1,690,517	(18,774)	15,241	1,993	(133,028)	(10,745)	—	—	1,229	(125,310)	(144,084)	1,546,433
High Yield Portfolio	2,684,424	74,618	97,707	11,461	(113,191)	(59,584)	(2,927)	(7,876)	(129,518)	(203,928)	(129,310)	2,555,114
Real Return Portfolio	4,150,452	210,353	133,728	10,628	(300,241)	(82,100)	(761)	(6,670)	(63,653)	(309,069)	(98,716)	4,051,736
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	5,087,369	1,192,456	235,536	52,824	(243,266)	(182,012)	(13,476)	(23,513)	(99,193)	(273,100)	919,356	6,006,725
Large Cap Value Fund	4,930,362	1,170,158	288,322	91,209	(257,464)	(143,157)	(29,091)	(11,673)	(202,452)	(264,306)	905,852	5,836,214
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,281,343	834,292	139,283	34,706	(150,433)	(80,447)	(5,536)	(1,749)	(41,054)	(105,230)	729,062	3,010,405
Profunds VP
Japan	148,376	6,223	20,433	4,836	(11,275)	(17,465)	—	(540)	(11,370)	(15,381)	(9,158)	139,218
Oil & Gas	1,057,598	574,928	134,831	37,934	(81,218)	(17,270)	—	(3,922)	132,193	202,548	777,476	1,835,074
Small-Cap Value	1,621,964	359,505	89,290	26,398	(53,904)	(18,365)	(718)	(7,219)	(485,895)	(450,413)	(90,908)	1,531,056
Ultra Mid-Cap	2,586,371	1,174,631	131,778	18,024	(95,598)	(60,458)	—	(26,607)	(116,968)	(149,829)	1,024,802	3,611,173
Vanguard Variable Insurance Funds
Balanced	2,693,354	505,233	86,446	8,242	(133,569)	(33,020)	—	(50,145)	208,451	86,405	591,638	3,284,992
Total Bond Market Index	1,300,430	(25,500)	51,298	5,260	(49,803)	(24,770)	—	(15,129)	(93,977)	(127,121)	(152,621)	1,147,809
High Yield Bond	730,476	27,445	54,612	18,388	(33,774)	(14,804)	—	(16,914)	56,033	63,541	90,986	821,462
International	25,022,005	(225,454)	782,835	244,539	(661,532)	(928,245)	(159,071)	(148,306)	(2,256,947)	(3,126,727)	(3,352,181)	21,669,824
Mid-Cap Index	12,344,308	2,894,617	505,843	119,339	(412,660)	(423,431)	(89,538)	(74,689)	(815,659)	(1,190,795)	1,703,822	14,048,130
Real Estate Index	3,170,257	1,273,589	169,202	38,684	(135,807)	(218,541)	(43)	(29,397)	205,513	29,611	1,303,200	4,473,457
Small Company Growth	10,584,948	1,467,322	401,157	100,739	(299,550)	(390,963)	(46,442)	(44,430)	(903,104)	(1,182,593)	284,729	10,869,677
Short Term Investment Grade	589,871	(3,891)	34,756	3,007	(25,631)	(810)	—	(11,624)	(56,681)	(56,983)	(60,874)	528,997
Total Stock Market Index	4,738,522	1,176,355	187,711	50,782	(137,442)	(274,876)	(1,047)	(40,559)	92,706	(122,725)	1,053,630	5,792,152

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account A (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The Separate Account consists of fifteen insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I (“VIPF”), Fidelity Variable Insurance Products Fund II (“VIPF II”), Fidelity Variable Insurance Products Fund III (“VIPF III”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Invesco Variable Insurance Funds (“INV”), VanEck Worldwide Insurance Trust (“VanEck”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), ProFunds VP (“PF”) and Vanguard Variable Insurance Funds (“Vanguard“), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All portfolios have been in existence for more than two years.
Effective January 18, 2018, the Vanguard REIT Index Portfolio was renamed the Vanguard Real Estate Index Portfolio.
Effective April 30, 2018, the INV Global Health Care Fund was renamed the INV Health Care Fund.
Effective May 1, 2019 the Company no longer issued new sales in the Separate Account.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 1, 2020 the LAC Calibrated Dividend Growth Portfolio was renamed the LAC Dividend Growth Portfolio.
Effective May 1, 2020 the Vanguard Small Company Growth Portfolio was closed to new investors.
Effective September 25, 2020 the ACVP Income & Growth Fund was renamed the ACVP Disciplined Core Value Fund.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

Effective May 1, 2021 the VanEck Global Hard Assets Fund was renamed the VanEck Global Resources Fund.
Effective April 29, 2022 the INV International Growth Fund was renamed the INV International Equity Fund.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2022, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$599,332,254	$—	$—	$599,332,254
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2022.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

Subsequent Events
The Separate Account has evaluated subsequent events through April 14, 2023, which is the date the financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective March 17, 2023 the PF Oil & Gas Fund will be renamed the PF Energy Fund.

2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
•A cost of insurance rate is applied based on a number of factors including sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.
•A sales and premium tax charge is deducted from each premium payment made prior to deposit into the separate account.
The rates of each applicable charge depending on the product are summarized below:

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

Product	M&E Charge	Expense Charge
Advanced Variable Universal Life*	0.90%	$7 per month
Advisor Variable Universal Life*	1.40%	$10 per month
Foundation Variable Universal Life*^	0.90%	$7 per month
Premier Variable Universal Life 1.1*	0.90%	$7 per month
Premier Variable Universal Life 3 *#	0.80%	$10 per month
Survivorship Variable Universal Life*	0.50%	$10 per month
Variable Executive Universal Life 2*	0.90%	$6 per month
Variable Executive Universal Life*	0.90%	$5 per month
Variable Universal Life*	0.90%	$5 per month
Variable Universal Life 2*	0.90%	$5 per month
Variable Universal Life 3*	0.90%	$7 per month
Variable Universal Life 4*	0.90%	$7 per month
Variable Universal Life -- Cash Value*	0.60%	$12 per month
Variable Universal Life -- Cash Value 2 *&	0.60%	$12 per month
Variable Universal Life -- Death Benefit*	0.90%	$8 per month

*New contracts are no longer being issued for this product
^M&E charge drops to 0.10% upon reaching the 10th anniversary
#M&E charge drops to 0.00% upon reaching the 10th anniversary
&M&E charge drops to 0.05% upon reaching the 10th anniversary

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2022 and 2021, were as follows:

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$17,294,601	$12,842,117	$1,702,727	$4,140,206
High Income Portfolio	748,753	1,106,082	1,468,624	908,249
Equity-Income Portfolio	3,155,367	3,572,241	4,671,956	3,316,656
Growth Portfolio	7,190,216	6,144,358	18,209,456	7,954,900
Overseas Portfolio	660,744	1,313,105	3,791,982	5,560,473
Mid Cap Portfolio	2,474,053	2,186,237	5,257,515	2,299,652
Freedom Income Portfolio	259,646	272,782	257,984	248,050
Freedom 2010 Portfolio	5,747	27,937	44,161	203,234
Freedom 2015 Portfolio	55,437	38,513	132,495	26,455
Freedom 2020 Portfolio	53,287	7,677	169,511	185,656
Freedom 2025 Portfolio	94,792	863,334	863,178	113,459
Freedom 2030 Portfolio	250,803	1,645,197	1,869,414	514,073
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	505,099	509,527	517,793	823,223
Investment Grade Bond Portfolio	1,019,350	1,061,370	5,606,146	5,479,783
Index 500 Portfolio	3,243,846	5,949,783	3,798,928	7,694,624
Contrafund Portfolio	6,068,924	6,141,126	13,179,340	7,018,254
Asset Manager: Growth Portfolio	317,503	242,146	211,958	296,447
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	944,754	592,166	1,244,706	980,925
Growth & Income Portfolio	1,205,587	1,542,622	1,688,290	1,365,905
Growth Opportunities Portfolio	5,719,295	3,298,605	5,730,814	4,848,276
American Century Variable
Portfolios, Inc.
Balanced Fund	523,776	218,566	239,745	498,072
Capital Appreciation Fund	1,868,124	1,111,423	2,350,566	1,432,944
International Fund	2,877,793	755,125	1,477,520	1,783,433
Value Fund	9,579,513	10,081,495	6,959,182	8,404,290
Disciplined Core Value Fund	855,058	194,074	548,562	463,702
MFS Variable Insurance Trust
Growth Series	3,474,539	2,122,715	8,220,401	6,877,574
Investors Trust Series	325,671	208,705	151,608	481,498
New Discovery Series	3,351,693	780,832	2,551,337	1,931,607
Research Series	915,266	834,004	2,875,086	2,684,837
Total Return Series	84,585	231,676	162,650	36,238
Utilities Series	1,097,819	633,894	959,869	889,185
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1,542,977	1,030,147	2,288,064	1,205,539
Mid-Cap Stock Portfolio	1,332,693	1,312,943	1,750,258	1,266,570
Dividend Growth Portfolio	562,876	2,319,640	2,398,657	117,987

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Alger Fund
Large Cap Growth Portfolio	1,661,698	830,782	5,470,234	3,543,397
Mid Cap Growth Portfolio	1,048,789	1,921,056	6,052,331	3,125,231
Capital Appreciation Portfolio	2,718,930	2,375,696	6,920,927	2,731,616
Small Cap Growth Portfolio	1,441,426	474,698	3,814,163	1,333,281
Invesco Variable Insurance Funds
Diversified Dividend Fund	4,487,400	3,908,176	2,829,871	3,143,795
Health Care Fund	385,619	179,064	605,163	421,594
International Equity Fund	1,229,747	518,912	2,021,247	1,419,469
VanEck Worldwide Insurance Trust
Global Resources Fund	2,379,391	3,065,579	747,112	2,021,599
PIMCO Variable Insurance Trust
Total Return Portfolio	2,010,010	1,778,828	5,461,508	2,483,178
Low Duration Portfolio	36,175	137,964	19,046	140,038
High Yield Portfolio	553,103	853,595	1,670,837	1,776,058
Real Return Portfolio	452,058	478,987	588,633	706,856
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,355,011	1,563,731	1,852,137	827,311
Large Cap Value Fund	741,647	823,203	1,052,031	557,593
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	1,771,451	1,698,529	6,452,528	6,544,690
Profunds VP
Japan	35,822	11,440	69,209	64,250
Oil & Gas	3,979,659	2,942,510	539,388	310,400
Small-Cap Value	980,715	777,732	1,625,763	2,076,150
Ultra Mid-Cap	1,774,728	1,023,755	757,906	914,852
Vanguard Variable Insurance Funds
Balanced	845,689	270,307	563,828	292,611
Total Bond Market Index	77,703	148,500	175,828	269,311
High Yield Bond	81,708	83,364	142,996	48,550
International	6,456,882	1,209,273	3,009,382	4,415,539
Mid-Cap Index	1,740,756	1,016,499	1,571,248	1,729,901
Real Estate Index	391,303	539,820	972,121	773,496
Small Company Growth	3,013,120	737,602	877,215	1,486,198
Short Term Investment Grade	95,469	67,760	63,092	107,098
Total Stock Market Index	834,587	722,396	956,845	754,726

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	1,778,181	1,373,792	404,389	806,386	1,029,171	(222,785)
High Income Portfolio	48,150	76,701	(28,551)	178,031	161,260	16,771
Equity-Income Portfolio	98,569	139,846	(41,277)	156,708	204,712	(48,004)
Growth Portfolio	120,922	182,773	(61,851)	335,758	420,996	(85,238)
Overseas Portfolio	80,355	119,901	(39,546)	434,708	569,895	(135,187)
Mid Cap Portfolio	105,156	149,846	(44,690)	259,983	307,766	(47,783)
Freedom Income Portfolio	16,442	17,858	(1,416)	15,063	14,864	199
Freedom 2010 Portfolio	148	1,565	(1,417)	1,997	9,649	(7,652)
Freedom 2015 Portfolio	358	1,865	(1,507)	9,527	5,733	3,794
Freedom 2020 Portfolio	5,848	5,950	(102)	26,002	28,236	(2,234)
Freedom 2025 Portfolio	1,359	35,858	(34,499)	33,083	5,724	27,359
Freedom 2030 Portfolio	4,263	64,608	(60,345)	68,352	22,339	46,013
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	10,921	21,867	(10,946)	97,561	108,574	(11,013)
Investment Grade Bond Portfolio	98,432	141,750	(43,318)	864,214	881,932	(17,718)
Index 500 Portfolio	214,901	316,898	(101,997)	576,648	703,940	(127,292)
Contrafund Portfolio	170,066	253,584	(83,518)	404,942	486,787	(81,845)
Asset Manager: Growth Portfolio	9,772	16,718	(6,946)	29,389	34,856	(5,467)
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	28,858	32,199	(3,341)	51,958	62,451	(10,493)
Growth & Income Portfolio	40,544	59,923	(19,379)	104,917	117,803	(12,886)
Growth Opportunities Portfolio	62,969	90,543	(27,574)	148,084	174,095	(26,011)
American Century Variable
Portfolios, Inc.
Balanced Fund	7,871	11,975	(4,104)	21,774	36,623	(14,849)
Capital Appreciation Fund	35,884	53,079	(17,195)	203,190	216,146	(12,956)
International Fund	135,381	119,979	15,402	322,622	353,649	(31,027)
Value Fund	326,604	440,490	(113,886)	592,602	647,822	(55,220)
Disciplined Core Value Fund	7,775	9,599	(1,824)	12,618	24,210	(11,592)
MFS Variable Insurance Trust
Growth Series	75,098	101,836	(26,738)	312,143	364,639	(52,496)
Investors Trust Series	3,174	6,903	(3,729)	10,617	20,998	(10,381)
New Discovery Series	54,861	58,890	(4,029)	147,224	174,342	(27,118)
Research Series	10,877	27,298	(16,421)	111,348	115,400	(4,052)
Total Return Series	1,906	10,013	(8,107)	7,784	4,387	3,397
Utilities Series	51,133	45,172	5,961	621,812	628,212	(6,400)

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	60,546	82,098	(21,552)	135,708	150,932	(15,224)
Mid-Cap Stock Portfolio	64,511	97,716	(33,205)	163,655	198,472	(34,817)
Dividend Growth Portfolio	13,824	67,547	(53,723)	92,563	39,826	52,737
Alger Fund
Large Cap Growth Portfolio	109,587	106,005	3,582	273,139	330,838	(57,699)
Mid Cap Growth Portfolio	59,410	99,882	(40,472)	155,807	203,871	(48,064)
Capital Appreciation Portfolio	72,545	96,367	(23,822)	210,722	231,433	(20,711)
Small Cap Growth Portfolio	24,464	32,945	(8,481)	86,621	111,378	(24,757)
Invesco Variable Insurance Funds
Diversified Dividend Fund	195,893	193,665	2,228	220,581	231,594	(11,013)
Health Care Fund	18,364	20,404	(2,040)	85,599	87,357	(1,758)
International Equity Fund	114,134	116,894	(2,760)	328,658	326,707	1,951
VanEck Worldwide Insurance Trust
Global Resources Fund	395,555	494,098	(98,543)	584,989	732,506	(147,517)
PIMCO Variable Insurance Trust
Total Return Portfolio	341,776	361,891	(20,115)	2,000,413	1,907,380	93,033
Low Duration Portfolio	5,493	15,015	(9,522)	13,622	22,860	(9,238)
High Yield Portfolio	38,958	59,078	(20,120)	621,945	632,613	(10,668)
Real Return Portfolio	28,541	46,341	(17,800)	428,895	447,224	(18,329)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	70,541	77,991	(7,450)	170,676	178,161	(7,485)
Large Cap Value Fund	65,561	90,155	(24,594)	170,737	181,169	(10,432)
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	62,504	76,977	(14,473)	291,177	291,162	15
Profunds VP
Japan	3,315	2,138	1,177	27,415	28,090	(675)
Oil & Gas	431,748	349,449	82,299	154,098	128,901	25,197
Small-Cap Value	43,088	45,926	(2,838)	126,962	145,645	(18,683)
Ultra Mid-Cap	31,790	38,013	(6,223)	57,224	59,785	(2,561)
Vanguard Variable Insurance Funds
Balanced	23,581	13,376	10,205	21,559	18,867	2,692
Total Bond Market Index	13,476	20,809	(7,333)	33,187	42,033	(8,846)
High Yield Bond	8,788	10,776	(1,988)	21,475	18,614	2,861
International	273,232	189,734	83,498	432,275	530,930	(98,655)
Mid-Cap Index	81,201	99,266	(18,065)	221,214	252,383	(31,169)
Real Estate Index	31,290	44,558	(13,268)	516,773	515,654	1,119
Small Company Growth	64,512	67,112	(2,600)	119,382	145,022	(25,640)
Short Term Investment Grade	28,090	26,643	1,447	14,726	18,888	(4,162)
Total Stock Market Index	21,462	29,032	(7,570)	60,461	64,015	(3,554)

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

5.Financial Highlights
The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio
2022	1,170,634	$9.82 to 19.07	$12,858,238	1.64%	0.00% to 1.40%	0.03% to 1.44%
2021	766,245	9.81 to 19.01	$8,405,754	0.01%	0.00% to 1.40%	-1.38% to 0.01%
2020	989,030	9.95 to 19.22	$10,843,233	0.26%	0.00% to 1.40%	-1.07% to 0.32%
2019	1,090,257	10.06 to 19.37	$11,857,536	1.40%	0.00% to 1.40%	0.60% to 2.02%
2018	1,088,931	10.00 to 19.19	$11,705,310	1.43%	0.10% to 1.40%	0.23% to 1.65%

High Income Portfolio
2022	227,300	16.87 to 50.54	$4,817,040	4.76%	0.00% to 1.40%	-12.60% to -11.37%
2021	255,851	19.06 to 57.66	$6,071,181	5.22%	0.00% to 1.40%	2.96% to 4.41%
2020	239,080	18.27 to 55.83	$5,566,849	4.75%	0.00% to 1.40%	1.32% to 2.75%
2019	248,469	17.80 to 54.94	$5,681,160	5.28%	0.00% to 1.40%	13.51% to 15.11%
2018	267,890	15.48 to 48.26	$5,331,349	5.59%	0.10% to 1.40%	-4.64% to -3.29%

Equity-Income Portfolio
2022	556,214	25.79 to 149.27	$23,309,133	1.84%	0.00% to 1.40%	-6.28% to -4.96%
2021	597,491	27.21 to 158.79	$26,336,178	1.93%	0.00% to 1.40%	23.16% to 24.89%
2020	645,495	21.84 to 128.54	$22,787,309	1.72%	0.00% to 1.40%	5.21% to 6.69%
2019	653,543	20.52 to 121.81	$21,991,802	2.04%	0.00% to 1.40%	25.67% to 27.44%
2018	686,697	16.14 to 96.64	$18,565,085	2.34%	0.10% to 1.40%	-9.57% to -8.29%

Growth Portfolio
2022	1,180,155	34.63 to 228.05	$57,200,413	0.58%	0.00% to 1.40%	-25.51% to -24.46%
2021	1,242,006	46.07 to 305.21	$80,737,029	0.00%	0.00% to 1.40%	21.50% to 23.21%
2020	1,327,244	37.58 to 250.44	$70,483,362	0.07%	0.00% to 1.40%	41.89% to 43.89%
2019	1,448,720	26.25 to 175.97	$53,624,871	0.26%	0.00% to 1.40%	32.45% to 34.31%
2018	1,495,749	19.64 to 132.47	$41,866,202	0.26%	0.10% to 1.40%	-1.56% to -0.17%

Overseas Portfolio
2022	501,867	13.39 to 50.86	$9,659,674	0.93%	0.00% to 1.40%	-25.53% to -24.48%
2021	541,413	17.78 to 68.10	$13,779,578	0.47%	0.00% to 1.40%	18.04% to 19.70%
2020	676,600	14.89 to 57.52	$14,340,929	0.39%	0.00% to 1.40%	14.01% to 15.61%
2019	587,061	12.91 to 50.30	$10,937,790	1.77%	0.00% to 1.40%	25.99% to 27.77%
2018	616,040	10.13 to 39.80	$9,121,308	1.56%	0.10% to 1.40%	-16.00% to -14.81%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Portfolio
2022	769,338	28.04 to 60.64	$24,067,114	0.46%	0.00% to 1.40%	-15.93% to -14.74%
2021	814,028	32.97 to 71.49	$29,945,021	0.62%	0.00% to 1.40%	23.86% to 25.60%
2020	861,811	26.32 to 57.20	$25,328,580	0.56%	0.00% to 1.40%	16.55% to 18.19%
2019	944,947	22.32 to 48.64	$23,465,443	0.87%	0.00% to 1.40%	21.73% to 23.45%
2018	1,032,526	18.13 to 39.60	$20,966,620	0.70%	0.10% to 1.40%	-15.73% to -14.54%

Freedom Income Portfolio
2022	6,734	13.89 to 16.32	$102,572	2.26%	0.00% to 1.40%	-13.01% to -12.05%
2021	8,150	15.97 to 18.56	$141,056	0.97%	0.00% to 1.40%	2.22% to 3.35%
2020	7,951	15.62 to 17.95	$133,352	1.26%	0.00% to 1.40%	9.27% to 10.47%
2019	6,548	14.30 to 16.25	$99,502	1.16%	0.00% to 1.40%	10.72% to 11.94%
2018	18,547	12.91 to 14.52	$250,904	1.93%	0.10% to 1.40%	-3.04% to -1.96%

Freedom 2010 Portfolio
2022	551	15.72 to 18.98	$10,457	1.88%	0.00% to 1.40%	-14.47% to -13.61%
2021	1,968	18.43 to 21.97	$39,245	0.33%	0.00% to 1.40%	4.73% to 5.79%
2020	9,620	18.31 to 20.77	$199,159	1.35%	0.00% to 1.40%	11.26% to 12.38%
2019	8,743	16.45 to 18.48	$161,432	3.99%	0.00% to 1.40%	14.82% to 15.98%
2018	2	14.33 to 14.33	$23	1.16%	0.10% to 1.40%	-5.06% to -5.06%

Freedom 2015 Portfolio
2022	17,955	18.71 to 20.13	$361,441	2.06%	0.00% to 1.40%	-15.02% to -14.68%
2021	19,462	22.02 to 23.60	$459,090	1.24%	0.00% to 1.40%	7.16% to 7.59%
2020	15,668	20.54 to 21.93	$343,588	1.98%	0.00% to 1.40%	13.28% to 13.73%
2019	3,530	18.14 to 19.29	$67,936	2.17%	0.00% to 1.40%	17.67% to 18.14%
2018	3,390	15.41 to 16.32	$55,184	1.98%	0.10% to 1.40%	-5.55% to -5.07%

Freedom 2020 Portfolio
2022	18,324	17.54 to 21.38	$381,316	2.00%	0.00% to 1.40%	-16.61% to -15.69%
2021	18,426	21.04 to 25.38	$455,455	1.08%	0.00% to 1.40%	8.27% to 9.47%
2020	20,660	19.43 to 23.21	$457,078	1.13%	0.00% to 1.40%	13.80% to 15.06%
2019	26,618	17.08 to 20.19	$507,248	1.99%	0.00% to 1.40%	18.81% to 20.13%
2018	30,770	14.37 to 16.82	$487,849	1.88%	0.10% to 1.40%	-6.90% to -5.86%

Freedom 2025 Portfolio
2022	13,558	18.02 to 23.11	$287,785	1.59%	0.00% to 1.40%	-17.34% to -16.43%
2021	48,057	21.87 to 27.68	$1,263,234	1.50%	0.00% to 1.40%	9.62% to 10.83%
2020	20,698	20.75 to 25.00	$487,299	1.16%	0.00% to 1.40%	14.68% to 15.95%
2019	21,866	18.09 to 21.58	$445,052	2.37%	0.00% to 1.40%	20.52% to 21.86%
2018	16,202	15.01 to 17.73	$266,811	1.50%	0.10% to 1.40%	-7.54% to -6.52%

Freedom 2030 Portfolio
2022	40,569	18.48 to 24.65	$901,599	1.50%	0.00% to 1.40%	-17.78% to -16.87%
2021	100,914	22.54 to 29.69	$2,768,106	1.44%	0.00% to 1.40%	11.14% to 12.37%
2020	54,901	21.09 to 26.45	$1,327,051	1.12%	0.00% to 1.40%	15.61% to 16.89%
2019	61,864	18.25 to 22.65	$1,280,298	2.10%	0.00% to 1.40%	23.07% to 24.43%
2018	59,099	14.83 to 18.22	$982,964	1.43%	0.10% to 1.40%	-8.80% to -7.78%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio
2022	119,537	19.49 to 64.18	$3,740,131	1.93%	0.00% to 1.40%	-16.12% to -14.94%
2021	130,483	22.91 to 76.29	$4,805,391	1.60%	0.00% to 1.40%	8.39% to 9.92%
2020	141,496	20.84 to 70.17	$4,758,472	1.42%	0.00% to 1.40%	13.27% to 14.87%
2019	148,768	18.15 to 61.76	$4,466,901	1.78%	0.00% to 1.40%	16.61% to 18.25%
2018	159,566	15.34 to 52.81	$4,086,511	1.68%	0.10% to 1.40%	-6.67% to -5.35%

Investment Grade Bond Portfolio
2022	561,315	13.38 to 34.32	$8,689,179	2.15%	0.00% to 1.40%	-14.17% to -12.96%
2021	604,633	15.38 to 39.86	$10,813,805	2.16%	0.00% to 1.40%	-1.99% to -0.61%
2020	622,351	15.49 to 40.55	$11,418,430	2.16%	0.00% to 1.40%	7.87% to 9.39%
2019	618,073	14.18 to 37.48	$10,490,015	2.79%	0.00% to 1.40%	8.14% to 9.67%
2018	624,052	12.94 to 34.55	$9,723,070	2.44%	0.10% to 1.40%	-1.92% to -0.53%

Index 500 Portfolio
2022	1,963,530	33.74 to 107.17	$75,447,163	1.38%	0.00% to 1.40%	-19.35% to -18.21%
2021	2,065,527	41.35 to 132.49	$97,504,480	1.26%	0.00% to 1.40%	26.79% to 28.58%
2020	2,192,819	32.24 to 104.18	$80,704,463	1.62%	0.00% to 1.40%	16.60% to 18.24%
2019	2,330,253	27.34 to 89.08	$72,701,567	2.00%	0.00% to 1.40%	29.52% to 31.35%
2018	2,477,464	20.86 to 68.57	$59,157,900	1.94%	0.10% to 1.40%	-5.83% to -4.49%

Contrafund Portfolio
2022	1,582,666	29.73 to 111.03	$62,154,926	0.47%	0.00% to 1.40%	-27.34% to -26.31%
2021	1,666,184	40.45 to 152.34	$89,015,042	0.06%	0.00% to 1.40%	26.06% to 27.83%
2020	1,748,029	31.72 to 120.49	$73,245,701	0.24%	0.00% to 1.40%	28.75% to 30.57%
2019	1,841,210	24.36 to 93.30	$59,341,930	0.47%	0.00% to 1.40%	29.75% to 31.58%
2018	1,976,219	18.56 to 71.69	$48,648,488	0.75%	0.10% to 1.40%	-7.69% to -6.38%

Asset Manager: Growth Portfolio
2022	113,281	20.83 to 43.85	$2,875,257	1.72%	0.00% to 1.40%	-18.03% to -16.88%
2021	120,227	25.06 to 53.33	$3,673,486	1.44%	0.00% to 1.40%	12.38% to 13.96%
2020	125,694	21.99 to 47.32	$3,396,636	1.06%	0.00% to 1.40%	15.64% to 17.27%
2019	129,451	18.75 to 40.80	$3,004,746	1.52%	0.00% to 1.40%	21.12% to 22.83%
2018	151,864	15.26 to 33.58	$2,859,670	1.49%	0.10% to 1.40%	-8.94% to -7.65%

Fidelity Variable Insurance Products
Fund III
Balanced Portfolio
2022	214,916	27.13 to 42.36	$6,334,121	1.23%	0.00% to 1.40%	-19.08% to -17.94%
2021	218,257	33.15 to 52.09	$7,888,436	0.96%	0.00% to 1.40%	16.62% to 18.26%
2020	228,750	28.10 to 44.44	$6,976,989	1.36%	0.00% to 1.40%	20.69% to 22.39%
2019	232,517	23.02 to 36.64	$5,833,791	1.77%	0.00% to 1.40%	22.78% to 24.51%
2018	242,385	18.53 to 29.70	$4,941,645	1.56%	0.10% to 1.40%	-5.56% to -4.22%

Growth & Income Portfolio
2022	326,897	29.74 to 54.03	$11,475,789	1.59%	0.00% to 1.40%	-6.27% to -4.95%
2021	346,276	31.37 to 57.35	$12,918,496	2.50%	0.00% to 1.40%	24.2% to 25.95%
2020	359,162	24.97 to 45.95	$10,692,900	1.90%	0.00% to 1.40%	6.35% to 7.85%
2019	374,874	23.21 to 42.99	$10,398,638	3.61%	0.00% to 1.40%	28.24% to 30.05%
2018	388,312	17.89 to 33.35	$8,331,779	0.37%	0.10% to 1.40%	-10.25% to -8.98%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth Opportunities Portfolio
2022	405,099	39.44 to 54.52	$16,978,467	0.00%	0.00% to 1.40%	-39.01% to -38.15%
2021	432,673	64.08 to 88.23	$29,510,303	0.00%	0.00% to 1.40%	10.39% to 11.94%
2020	458,684	57.53 to 79.23	$28,101,102	0.01%	0.00% to 1.40%	66.32% to 68.66%
2019	484,743	34.26 to 47.49	$17,825,151	0.16%	0.00% to 1.40%	38.88% to 40.84%
2018	457,334	24.39 to 34.09	$11,771,921	0.13%	0.10% to 1.40%	10.89% to 12.46%

American Century Variable
Portfolios, Inc.
Balanced Fund
2022	97,416	22.25 to 35.08	$2,311,826	1.15%	0.00% to 1.40%	-18.41% to -17.35%
2021	101,520	26.97 to 42.78	$2,927,492	0.73%	0.00% to 1.40%	14.16% to 15.65%
2020	116,369	23.35 to 37.29	$2,908,400	1.13%	0.00% to 1.40%	10.96% to 12.41%
2019	123,394	20.80 to 33.43	$2,754,178	1.59%	0.00% to 1.40%	18.19% to 19.73%
2018	130,527	17.40 to 28.15	$2,442,514	1.48%	0.10% to 1.40%	-5.17% to -3.93%

Capital Appreciation Fund
2022	263,928	27.56 to 64.70	$8,598,132	0.00%	0.00% to 1.40%	-29.11% to -28.11%
2021	281,123	38.43 to 91.00	$12,723,159	0.00%	0.00% to 1.40%	9.61% to 11.16%
2020	294,079	34.66 to 82.77	$12,000,251	0.00%	0.00% to 1.40%	40.48% to 42.46%
2019	310,640	24.39 to 58.74	$8,948,500	0.00%	0.00% to 1.40%	33.68% to 35.56%
2018	324,652	18.04 to 43.81	$6,940,270	0.00%	0.10% to 1.40%	-6.52% to -5.20%

International Fund
2022	685,132	13.73 to 26.22	$11,500,573	1.28%	0.00% to 1.40%	-25.80% to -24.75%
2021	669,730	18.30 to 35.24	$15,030,782	0.16%	0.00% to 1.40%	7.24% to 8.75%
2020	700,757	16.87 to 32.76	$14,527,099	0.43%	0.00% to 1.40%	24.13% to 25.88%
2019	747,321	13.43 to 26.31	$12,322,809	0.87%	0.00% to 1.40%	26.64% to 28.42%
2018	779,699	10.49 to 20.72	$10,017,792	1.38%	0.10% to 1.40%	-16.41% to -15.22%

Value Fund
2022	802,379	29.88 to 62.41	$27,519,186	2.08%	0.00% to 1.40%	-0.85% to 0.54%
2021	916,265	29.80 to 62.64	$31,213,232	1.84%	0.00% to 1.40%	22.78% to 24.51%
2020	971,485	23.99 to 50.76	$26,633,952	2.00%	0.00% to 1.40%	-0.43% to 0.98%
2019	959,509	23.82 to 50.72	$26,203,060	2.14%	0.00% to 1.40%	25.27% to 27.03%
2018	1,027,009	18.80 to 40.34	$22,147,603	1.74%	0.10% to 1.40%	-10.42% to -9.15%

Disciplined Core Value Fund
2022	87,902	27.53 to 38.49	$2,668,312	1.72%	0.00% to 1.40%	-13.95% to -12.82%
2021	89,726	31.62 to 44.51	$3,142,744	1.11%	0.00% to 1.40%	21.93% to 23.53%
2020	101,318	25.64 to 36.32	$2,893,550	1.80%	0.00% to 1.40%	10.25% to 11.70%
2019	104,872	22.99 to 32.78	$2,683,260	2.12%	0.00% to 1.40%	22.23% to 23.83%
2018	110,178	18.59 to 26.68	$2,287,728	2.06%	0.10% to 1.40%	-8.17% to -6.96%

MFS Variable Insurance Trust
Growth Series
2022	591,005	26.28 to 52.86	$20,426,688	0.00%	0.00% to 1.40%	-37.64% to -31.63%
2021	617,743	38.63 to 78.02	$31,496,968	0.00%	0.00% to 1.40%	21.82% to 23.53%
2020	670,239	31.43 to 63.73	$27,956,522	0.00%	0.00% to 1.40%	30.02% to 31.86%
2019	708,148	23.95 to 48.77	$22,462,447	0.00%	0.00% to 1.40%	36.23% to 40.80%
2018	761,643	17.43 to 35.62	$17,555,908	0.10%	0.10% to 1.40%	0.53% to 2.67%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Investors Trust Series
2022	52,421	31.18 to 38.95	$1,741,017	0.64%	0.00% to 1.40%	-17.40% to -16.57%
2021	56,150	37.42 to 47.06	$2,244,893	0.67%	0.00% to 1.40%	25.43% to 26.69%
2020	66,531	29.59 to 37.45	$2,120,018	0.58%	0.00% to 1.40%	12.29% to 13.75%
2019	70,875	26.05 to 33.18	$1,993,916	0.71%	0.00% to 1.40%	29.75% to 31.45%
2018	74,677	19.85 to 25.45	$1,606,712	0.71%	0.10% to 1.40%	-6.81% to -5.58%

New Discovery Series
2022	245,925	29.29 to 76.07	$8,536,497	0.00%	0.00% to 1.40%	-30.73% to -29.76%
2021	249,954	41.73 to 109.28	$12,455,302	0.00%	0.00% to 1.40%	0.38% to 1.80%
2020	277,072	41.04 to 108.32	$13,620,209	0.00%	0.00% to 1.40%	43.86% to 45.89%
2019	322,522	28.16 to 74.92	$10,802,892	0.00%	0.00% to 1.40%	39.73% to 41.70%
2018	314,816	19.89 to 53.35	$7,513,873	0.00%	0.10% to 1.40%	-2.85% to -1.48%

Research Series
2022	150,681	32.91 to 44.31	$5,171,367	0.44%	0.00% to 1.40%	-18.36% to -17.21%
2021	167,102	39.85 to 54.01	$6,991,105	0.55%	0.00% to 1.40%	23.07% to 24.80%
2020	171,154	32.01 to 43.66	$5,778,978	0.67%	0.00% to 1.40%	14.97% to 16.59%
2019	178,786	27.52 to 37.79	$5,186,039	0.82%	0.00% to 1.40%	31.10% to 32.95%
2018	205,538	20.75 to 28.68	$4,507,551	0.70%	0.10% to 1.40%	-5.71% to -4.37%

Total Return Series
2022	20,693	19.06 to 23.71	$471,195	1.38%	0.00% to 1.40%	-10.57% to -9.58%
2021	28,800	21.32 to 26.25	$734,197	1.89%	0.00% to 1.40%	12.87% to 14.12%
2020	25,403	18.16 to 23.02	$565,673	2.19%	0.00% to 1.40%	8.29% to 9.81%
2019	24,879	16.77 to 20.99	$505,449	2.54%	0.00% to 1.40%	18.71% to 20.38%
2018	22,667	14.13 to 17.45	$382,505	2.29%	0.10% to 1.40%	-6.93% to -5.61%

Utilities Series
2022	191,193	22.35 to 30.40	$5,256,522	2.42%	0.00% to 1.40%	-0.64% to 0.76%
2021	185,232	22.49 to 30.21	$5,079,616	1.67%	0.00% to 1.40%	12.51% to 14.09%
2020	191,632	19.99 to 26.50	$4,606,603	2.21%	0.00% to 1.40%	4.43% to 5.90%
2019	205,937	19.15 to 25.05	$4,661,817	4.14%	0.00% to 1.40%	23.33% to 25.07%
2018	211,478	15.52 to 20.05	$3,836,522	1.10%	0.10% to 1.40%	-0.35% to 1.06%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2022	444,459	22.80 to 42.02	$11,704,244	1.25%	0.00% to 1.40%	-10.70% to -9.44%
2021	466,011	25.24 to 46.82	$13,593,783	1.08%	0.00% to 1.40%	27.23% to 29.02%
2020	481,235	19.61 to 36.62	$10,893,275	1.54%	0.00% to 1.40%	1.27% to 2.70%
2019	504,600	19.15 to 35.98	$11,169,105	1.66%	0.00% to 1.40%	20.79% to 22.49%
2018	556,689	15.67 to 29.64	$10,122,230	1.42%	0.10% to 1.40%	-9.43% to -8.14%

Mid-Cap Stock Portfolio
2022	481,164	21.59 to 56.25	$12,583,361	0.77%	0.00% to 1.40%	-12.45% to -11.21%
2021	514,369	24.37 to 63.67	$15,174,124	0.60%	0.00% to 1.40%	26.91% to 28.70%
2020	549,186	18.99 to 49.72	$12,586,013	0.99%	0.00% to 1.40%	1.07% to 2.50%
2019	549,734	18.57 to 48.76	$12,319,022	0.94%	0.00% to 1.40%	20.94% to 22.64%
2018	583,160	15.18 to 39.95	$10,671,486	0.70%	0.10% to 1.40%	-16.23% to -15.04%

International Opportunities Portfolio
2020	—	0.00 to 0.00	$0	1.96%	0.00% to 1.40%	n/a
2019	0	0.00 to 0.00	$0	1.96%	0.00% to 1.40%	n/a
2018	266,531	11.82 to 18.91	$3,985,135	0.93%	0.10% to 1.40%	-24.74% to -23.67%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dividend Growth Portfolio
2022	33,141	26.05 to 35.07	$1,091,250	0.55%	0.00% to 1.40%	-14.75% to -13.55%
2021	86,864	30.56 to 40.57	$3,326,462	1.00%	0.00% to 1.40%	23.87% to 25.62%
2020	34,127	24.67 to 32.29	$1,035,964	0.85%	0.00% to 1.40%	13.81% to 15.42%
2019	42,045	21.68 to 27.98	$1,105,999	1.64%	0.00% to 1.40%	24.69% to 26.45%
2018	42,541	17.39 to 22.13	$887,609	0.61%	0.10% to 1.40%	-6.01% to -4.67%

Alger Fund
Large Cap Growth Portfolio
2022	416,259	22.70 to 33.53	$13,038,441	0.00%	0.00% to 1.40%	-39.51% to -38.65%
2021	412,677	37.34 to 55.43	$21,038,305	0.00%	0.00% to 1.40%	10.29% to 11.84%
2020	470,376	33.69 to 50.26	$21,393,187	0.17%	0.00% to 1.40%	64.71% to 67.03%
2019	490,612	20.35 to 30.51	$13,468,985	0.00%	0.00% to 1.40%	25.66% to 27.43%
2018	531,023	16.12 to 24.28	$11,458,247	0.00%	0.10% to 1.40%	0.78% to 2.21%

Mid Cap Growth Portfolio
2022	293,949	19.98 to 28.80	$7,411,372	0.00%	0.00% to 1.40%	-36.96% to -36.07%
2021	334,421	31.34 to 45.42	$13,052,006	0.00%	0.00% to 1.40%	2.75% to 4.20%
2020	382,485	30.15 to 44.07	$14,136,402	0.00%	0.00% to 1.40%	62.34% to 64.63%
2019	408,007	18.36 to 27.07	$9,122,949	0.00%	0.00% to 1.40%	28.45% to 30.26%
2018	407,184	14.13 to 21.01	$7,032,243	0.00%	0.10% to 1.40%	-8.74% to -7.44%

Capital Appreciation Portfolio
2022	423,971	31.25 to 52.35	$15,597,775	0.00%	0.00% to 1.40%	-37.40% to -36.52%
2021	447,793	49.68 to 83.64	$25,903,632	0.00%	0.00% to 1.40%	17.47% to 19.13%
2020	468,504	42.08 to 71.20	$22,785,396	0.00%	0.00% to 1.40%	39.78% to 41.75%
2019	482,934	29.95 to 50.94	$16,603,042	0.00%	0.00% to 1.40%	31.85% to 33.70%
2018	528,969	22.60 to 38.63	$13,636,714	0.09%	0.10% to 1.40%	-1.59% to -0.19%

SmallCap Growth Portfolio
2022	262,472	22.39 to 34.25	$6,618,550	0.00%	0.00% to 1.40%	-38.88% to -38.08%
2021	270,953	36.44 to 56.03	$11,029,957	0.00%	0.00% to 1.40%	-7.37% to -6.15%
2020	295,710	39.15 to 60.48	$12,846,394	1.02%	0.00% to 1.40%	64.83% to 66.98%
2019	315,107	23.63 to 36.69	$8,208,223	0.00%	0.00% to 1.40%	27.54% to 29.21%
2018	331,536	18.44 to 28.77	$6,704,261	0.00%	0.10% to 1.40%	0.02% to 1.33%

Invesco Variable Insurance Funds
Diversified Dividend Fund
2022	82,513	13.54 to 28.10	$1,848,401	1.91%	0.00% to 1.40%	-3.04% to -1.68%
2021	80,285	13.97 to 28.61	$1,808,409	2.10%	0.00% to 1.40%	17.24% to 18.89%
2020	91,298	11.91 to 24.09	$1,720,698	2.89%	0.00% to 1.40%	-1.25% to 0.14%
2019	89,756	12.06 to 24.08	$1,719,532	7.73%	0.00% to 1.40%	23.35% to 25.09%
2018	93,707	9.78 to 19.27	$1,452,894	2.55%	0.10% to 1.40%	-8.87% to -7.57%

Health Care Fund
2022	61,106	22.19 to 41.38	$2,008,499	0.00%	0.00% to 1.40%	-14.52% to -13.32%
2021	63,146	25.67 to 47.97	$2,399,571	0.20%	0.00% to 1.40%	10.74% to 12.30%
2020	64,904	22.91 to 42.93	$2,200,291	0.29%	0.00% to 1.40%	12.87% to 14.46%
2019	70,860	20.07 to 37.70	$2,096,811	0.04%	0.00% to 1.40%	30.66% to 32.50%
2018	91,968	15.18 to 28.59	$2,073,500	0.00%	0.10% to 1.40%	-0.51% to 0.91%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Equity Fund
2022	354,858	12.32 to 17.92	$5,842,085	1.60%	0.00% to 1.40%	-19.44% to -18.31%
2021	357,618	15.29 to 21.96	$7,215,931	1.30%	0.00% to 1.40%	4.42% to 5.89%
2020	355,667	14.64 to 20.76	$6,775,220	2.12%	0.00% to 1.40%	12.41% to 14.00%
2019	375,176	13.03 to 18.23	$6,283,354	1.58%	0.00% to 1.40%	26.79% to 28.57%
2018	394,300	10.27 to 14.19	$5,156,722	2.12%	0.10% to 1.40%	-16.17% to -14.98%

VanEck Worldwide Insurance Trust
Global Resources Fund
2022	1,069,935	8.12 to 37.58	$10,540,772	1.74%	0.00% to 1.40%	6.89% to 8.39%
2021	1,168,478	7.49 to 34.84	$10,635,402	0.45%	0.00% to 1.40%	17.27% to 18.92%
2020	1,315,995	6.30 to 29.45	$10,079,504	0.76%	0.00% to 1.40%	17.46% to 19.11%
2019	1,323,205	5.29 to 24.85	$8,582,226	0.00%	0.00% to 1.40%	10.31% to 11.87%
2018	1,365,418	4.73 to 22.32	$8,002,723	0.00%	0.10% to 1.40%	-29.28% to -28.28%

PIMCO Variable Insurance Trust
Total Return Portfolio
2022	1,493,642	12.82 to 18.04	$20,990,791	2.53%	0.00% to 1.40%	-15.49% to -14.30%
2021	1,513,757	14.98 to 21.15	$24,886,779	1.81%	0.00% to 1.40%	-2.64% to -1.27%
2020	1,420,724	15.19 to 21.53	$23,655,109	2.13%	0.00% to 1.40%	7.14% to 8.65%
2019	1,474,824	13.99 to 19.92	$22,616,633	3.05%	0.00% to 1.40%	6.86% to 8.36%
2018	1,569,421	12.92 to 18.47	$22,229,860	2.54%	0.10% to 1.40%	-1.93% to -0.54%

Low Duration Portfolio
2022	106,603	11.32 to 13.88	$1,335,215	1.62%	0.00% to 1.40%	-7.05% to -5.83%
2021	116,125	12.02 to 14.80	$1,546,433	0.52%	0.00% to 1.40%	-2.31% to -1.03%
2020	125,363	12.15 to 15.02	$1,690,517	1.20%	0.00% to 1.40%	1.56% to 2.89%
2019	133,542	11.81 to 14.65	$1,753,124	2.78%	0.00% to 1.40%	2.59% to 3.93%
2018	141,544	11.36 to 14.16	$1,790,315	1.91%	0.10% to 1.40%	-1.07% to 0.23%

High Yield Portfolio
2022	102,947	17.65 to 26.30	$1,923,399	4.59%	0.00% to 1.40%	-11.53% to -10.28%
2021	123,067	19.70 to 29.46	$2,555,114	3.90%	0.00% to 1.40%	2.19% to 3.63%
2020	133,735	19.03 to 28.57	$2,684,424	3.95%	0.00% to 1.40%	4.28% to 5.75%
2019	163,895	18.01 to 27.16	$3,100,802	4.25%	0.00% to 1.40%	13.15% to 14.74%
2018	127,281	15.71 to 23.79	$2,105,949	5.27%	0.10% to 1.40%	-4.02% to -2.66%

Real Return Portfolio
2022	224,040	13.64 to 18.78	$3,311,453	6.78%	0.00% to 1.40%	-13.13% to -11.90%
2021	241,840	15.49 to 21.42	$4,051,736	4.86%	0.00% to 1.40%	4.12% to 5.59%
2020	260,169	14.69 to 20.39	$4,150,452	1.44%	0.00% to 1.40%	10.16% to 11.71%
2019	268,746	13.16 to 18.34	$3,849,299	1.68%	0.00% to 1.40%	6.94% to 8.44%
2018	295,136	12.15 to 17.00	$3,914,443	2.47%	0.10% to 1.40%	-3.58% to -2.21%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2022	160,651	19.87 to 31.53	$4,627,819	0.29%	0.00% to 1.40%	-20.50% to -19.38%
2021	168,101	24.99 to 39.11	$6,006,725	0.49%	0.00% to 1.40%	22.07% to 23.79%
2020	175,586	20.47 to 31.59	$5,087,369	0.20%	0.00% to 1.40%	7.07% to 8.58%
2019	171,814	19.12 to 29.09	$4,593,690	0.50%	0.00% to 1.40%	23.11% to 24.84%
2018	184,819	15.53 to 23.31	$3,964,209	0.52%	0.10% to 1.40%	-9.90% to -8.62%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Large Cap Value Fund
2022	193,238	17.54 to 27.71	$4,833,989	1.26%	0.00% to 1.40%	-7.67% to -6.37%
2021	217,832	19.00 to 29.63	$5,836,214	1.20%	0.00% to 1.40%	22.41% to 24.13%
2020	228,264	15.52 to 23.89	$4,930,362	1.31%	0.00% to 1.40%	2.53% to 3.98%
2019	218,338	15.14 to 23.00	$4,553,057	1.52%	0.00% to 1.40%	24.18% to 25.93%
2018	237,546	12.19 to 18.28	$3,930,585	1.34%	0.10% to 1.40%	-9.74% to -8.46%

Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio
2022	93,392	20.14 to 25.89	$2,356,155	0.56%	0.00% to 1.40%	-11.01% to -9.75%
2021	107,865	22.63 to 28.71	$3,010,405	0.67%	0.00% to 1.40%	30.95% to 32.8%
2020	107,850	17.28 to 21.64	$2,281,343	0.92%	0.00% to 1.40%	-3.97% to -2.62%
2019	97,543	18.00 to 22.25	$2,114,942	0.77%	0.00% to 1.40%	15.12% to 16.74%
2018	101,284	15.63 to 19.08	$1,872,723	0.72%	0.10% to 1.40%	-16.46% to -15.28%

Profunds VP
Japan
2022	9,813	9.93 to 19.72	$141,913	0.00%	0.00% to 1.40%	-10.73% to -9.92%
2021	8,636	11.12 to 21.92	$139,218	0.00%	0.00% to 1.40%	2.96% to 3.89%
2020	9,311	10.80 to 21.12	$148,376	0.12%	0.00% to 1.40%	14.89% to 15.93%
2019	32,663	8.83 to 18.24	$464,480	0.05%	0.00% to 1.40%	18.33% to 20.00%
2018	11,070	7.90 to 15.21	$129,342	0.00%	0.10% to 1.40%	-12.43% to -11.63%

Oil & Gas
2022	311,477	10.17 to 16.25	$3,919,011	1.36%	0.00% to 1.40%	57.22% to 59.43%
2021	229,178	6.38 to 10.20	$1,835,074	1.93%	0.00% to 1.40%	49.82% to 51.93%
2020	203,981	4.20 to 6.72	$1,057,598	2.04%	0.00% to 1.40%	-35.37% to -34.46%
2019	160,061	6.41 to 10.26	$1,270,686	1.51%	0.00% to 1.40%	7.01% to 8.52%
2018	159,633	5.90 to 9.47	$1,198,413	2.08%	0.10% to 1.40%	-21.34% to -20.22%

Small-Cap Value
2022	49,974	17.71 to 26.24	$1,264,127	0.00%	0.00% to 1.40%	-13.63% to -12.41%
2021	52,812	20.51 to 29.96	$1,531,056	0.10%	0.00% to 1.40%	26.77% to 28.56%
2020	71,495	16.18 to 23.30	$1,621,964	0.02%	0.00% to 1.40%	-0.34% to 1.06%
2019	47,238	16.23 to 23.06	$1,068,408	0.00%	0.00% to 1.40%	20.86% to 22.56%
2018	48,839	13.43 to 18.81	$899,085	0.00%	0.10% to 1.40%	-15.42% to -14.21%

Ultra Mid-Cap
2022	64,813	22.66 to 46.44	$2,246,173	0.00%	0.00% to 1.40%	-33.11% to -32.17%
2021	71,036	33.88 to 68.54	$3,611,173	0.00%	0.00% to 1.40%	44.63% to 46.67%
2020	73,597	23.42 to 46.78	$2,586,371	0.17%	0.00% to 1.40%	3.75% to 5.22%
2019	78,654	22.58 to 44.50	$2,637,488	0.00%	0.00% to 1.40%	45.73% to 47.79%
2018	73,987	15.49 to 30.14	$1,678,909	0.00%	0.10% to 1.40%	-27.79% to -26.77%

Vanguard Variable Insurance Funds
Balanced
2022	114,889	22.58 to 27.69	$3,080,618	1.69%	0.00% to 1.40%	-15.49% to -14.30%
2021	104,684	26.73 to 32.31	$3,284,992	1.69%	0.00% to 1.40%	17.36% to 19.02%
2020	101,992	22.77 to 27.14	$2,693,354	2.61%	0.00% to 1.40%	9.14% to 10.68%
2019	110,252	20.86 to 24.53	$2,632,371	2.86%	0.00% to 1.40%	20.78% to 22.48%
2018	121,534	17.27 to 20.02	$2,375,829	2.32%	0.10% to 1.40%	-4.76% to -3.41%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Total Bond Market Index
2022	67,803	11.69 to 14.33	$901,700	2.04%	0.00% to 1.40%	-14.42% to -13.21%
2021	75,136	13.66 to 16.52	$1,147,809	2.08%	0.00% to 1.40%	-3.08% to -1.72%
2020	83,982	14.10 to 16.80	$1,300,430	2.76%	0.00% to 1.40%	6.09% to 7.58%
2019	99,238	13.29 to 15.62	$1,458,717	2.46%	0.00% to 1.40%	7.16% to 8.67%
2018	88,023	12.40 to 14.37	$1,196,374	1.92%	0.10% to 1.40%	-1.53% to -0.13%

High Yield Bond
2022	35,145	17.00 to 20.84	$704,817	4.93%	0.00% to 1.40%	-10.62% to -9.36%
2021	37,133	19.02 to 23.00	$821,462	4.06%	0.00% to 1.40%	2.24% to 3.68%
2020	34,272	18.61 to 22.18	$730,476	5.38%	0.00% to 1.40%	4.20% to 5.67%
2019	33,375	17.86 to 20.99	$671,937	5.88%	0.00% to 1.40%	14.07% to 15.67%
2018	33,605	15.65 to 18.15	$580,975	4.91%	0.10% to 1.40%	-4.09% to -2.73%

International
2022	804,137	16.08 to 24.16	$16,897,950	1.13%	0.00% to 1.40%	-31.09% to -30.12%
2021	720,639	23.34 to 34.61	$21,669,824	0.29%	0.00% to 1.40%	-2.91% to -1.54%
2020	819,294	24.04 to 35.19	$25,022,005	1.14%	0.00% to 1.40%	55.39% to 57.58%
2019	936,328	15.47 to 22.35	$18,214,925	1.41%	0.00% to 1.40%	29.39% to 31.22%
2018	947,179	11.96 to 17.05	$14,055,116	0.84%	0.10% to 1.40%	-13.84% to -12.61%

Mid-Cap Index
2022	322,378	27.15 to 34.75	$10,789,707	1.06%	0.00% to 1.40%	-19.95% to -18.82%
2021	340,443	33.91 to 42.84	$14,048,130	1.14%	0.00% to 1.40%	22.63% to 24.36%
2020	371,612	27.65 to 34.49	$12,344,308	1.35%	0.00% to 1.40%	16.43% to 18.07%
2019	376,376	23.75 to 29.24	$10,591,529	1.56%	0.00% to 1.40%	29.05% to 30.87%
2018	404,902	18.40 to 22.36	$8,712,241	1.28%	0.10% to 1.40%	-10.60% to -9.33%

Real Estate Index
2022	129,463	18.76 to 24.21	$2,986,466	1.80%	0.00% to 1.40%	-27.32% to -26.30%
2021	142,731	25.81 to 32.88	$4,473,457	1.97%	0.00% to 1.40%	38.26% to 40.21%
2020	141,612	18.67 to 23.48	$3,170,257	2.28%	0.00% to 1.40%	-6.18% to -4.85%
2019	142,992	19.90 to 24.70	$3,372,934	2.95%	0.00% to 1.40%	27.02% to 28.81%
2018	165,583	15.66 to 19.19	$3,036,652	3.08%	0.10% to 1.40%	-6.68% to -5.35%

Small Company Growth
2022	228,033	30.47 to 37.35	$8,004,179	0.24%	0.00% to 1.40%	-26.39% to -25.35%
2021	230,633	41.39 to 50.04	$10,869,677	0.40%	0.00% to 1.40%	12.63% to 14.22%
2020	256,273	36.75 to 43.81	$10,584,948	0.56%	0.00% to 1.40%	21.47% to 23.18%
2019	259,301	30.26 to 35.56	$8,694,405	0.52%	0.00% to 1.40%	26.33% to 28.11%
2018	276,535	23.95 to 27.76	$7,242,055	0.45%	0.10% to 1.40%	-8.56% to -7.26%

Short Term Investment Grade
2022	40,233	11.45 to 14.04	$515,480	1.53%	0.00% to 1.40%	-7.03% to -5.72%
2021	38,786	12.32 to 14.89	$528,997	2.03%	0.00% to 1.40%	-1.84% to -0.45%
2020	42,948	12.55 to 14.96	$589,871	2.75%	0.00% to 1.40%	4.03% to 5.49%
2019	49,085	12.06 to 14.18	$637,505	2.70%	0.00% to 1.40%	4.22% to 5.69%
2018	46,984	11.57 to 13.42	$581,386	1.88%	0.10% to 1.40%	-0.37% to 1.04%

Total Stock Market Index
2022	124,222	28.88 to 38.08	$4,363,412	1.29%	0.00% to 1.40%	-20.71% to -19.59%
2021	131,792	36.43 to 47.40	$5,792,152	1.20%	0.00% to 1.40%	23.89% to 25.64%
2020	135,346	29.40 to 37.77	$4,738,522	1.62%	0.00% to 1.40%	18.88% to 20.55%
2019	151,784	24.73 to 31.36	$4,418,524	1.56%	0.00% to 1.40%	28.93% to 30.75%
2018	155,311	19.18 to 24.01	$3,455,710	1.67%	0.10% to 1.40%	-6.66% to -5.34%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

*    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
**    The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
***    The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account satisfies the current requirements of the regulations.